Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000255834 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000255834 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000255834 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255834 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255834 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255834 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255834 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255834 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255834 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255834 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255834 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000255834 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000255834 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255834 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255834 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000255834 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000255834 | A
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000255834 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218348 | FR_TSR_Top10_ExlService
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218348 | FR_TSR_Top10_Paylocity
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218348 | FR_TSR_Top10_Globant
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218348 | FR_TSR_Top10_Goosehead
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218348 | FR_TSR_Top10_Core
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218348 | FR_TSR_Top10_CCC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218348 | FR_TSR_Top10_Rambus
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218348 | FR_TSR_Top10_Revolve
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218348 | FR_TSR_Top10_Ollie
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218348 | FR_TSR_Top10_Warby
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000218348 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218348 | North America
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000218348 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000218348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000218348 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218348 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000218348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000218348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000218348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000247047 | FR_TSR_Top10_TencentHold
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000247047 | FR_TSR_Top10_HongKong
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247047 | FR_TSR_Top10_Meituan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247047 | FR_TSR_Top10_AiaGroup
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247047 | FR_TSR_Top10_Trip.Com
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247047 | FR_TSR_Top10_HaierSmart
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247047 | FR_TSR_Top10_BydCo
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247047 | FR_TSR_Top10_Kingsoft
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247047 | FR_TSR_Top10_Ping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247047 | FR_TSR_Top10_TencentMusic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247047 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000247047 | Cash
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247047 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247047 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247047 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247047 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247047 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247047 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000247047 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000247047 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247047 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247047 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247047 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000247048 | FR_TSR_Top10_TSMC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247048 | FR_TSR_Top10_Hdfc
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247048 | FR_TSR_Top10_Karooooo
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247048 | FR_TSR_Top10_Fpt
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247048 | FR_TSR_Top10_eInk
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247048 | FR_TSR_Top10_Inpost
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247048 | FR_TSR_Top10_Infosys
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247048 | FR_TSR_Top10_Dlocal
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247048 | FR_TSR_Top10_Dino
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247048 | FR_TSR_Top10_Mercadolibre
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247048 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000247048 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | Europe
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000247048 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247048 | Africa
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247048 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000247048 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247048 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000247048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000247048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247050 | FR_TSR_Top10_Hdfc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247050 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000247050 | FR_TSR_Top10_SageGrp
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247050 | FR_TSR_Top10_AonPLC
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247050 | FR_TSR_Top10_Shopify
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247050 | FR_TSR_Top10_SiemensHealth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247050 | FR_TSR_Top10_Icon
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247050 | FR_TSR_Top10_Medtronic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247050 | FR_TSR_Top10_Adidas
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247050 | FR_TSR_Top10_AsmlHold
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247050 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247050 | Cash
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247050 | Europe
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000247050 | North America
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000247050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247050 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247050 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247050 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247050 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000247050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000247050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000247050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000247050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103965 | FixedIncomeSectorBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103965 | FixedIncomeSectorGovernment Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103965 | FixedIncomeSectorConvertibles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103965 | FixedIncomeSectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000103965 | FixedIncomeSectorCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000103965 | FixedIncomeSectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103965 | FixedIncomeSectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000103965 | EquitySectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103965 | EquitySectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103965 | EquitySectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103965 | EquitySectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000103965 | EquitySectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000103965 | EquitySectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103965 | EquitySectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103965 | EquitySectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103965 | EquitySectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000103965 | EquitySectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103965 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103965 | AssetCash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103965 | AssetEquity
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000103965 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000103966 | FixedIncomeSectorBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103966 | FixedIncomeSectorGovernment Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103966 | FixedIncomeSectorConvertibles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103966 | FixedIncomeSectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000103966 | FixedIncomeSectorCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000103966 | FixedIncomeSectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103966 | FixedIncomeSectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000103966 | EquitySectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103966 | EquitySectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103966 | EquitySectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103966 | EquitySectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000103966 | EquitySectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000103966 | EquitySectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103966 | EquitySectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103966 | EquitySectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000103966 | EquitySectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000103966 | EquitySectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103966 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103966 | AssetCash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103966 | AssetEquity
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000103966 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000243085 | FR_TSR_Top10_JPMorgan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243085 | FR_TSR_Top10_Apple
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243085 | FR_TSR_Top10_Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243085 | FR_TSR_Top10_Chevron
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243085 | FR_TSR_Top10_Walmart
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243085 | FR_TSR_Top10_AbbVie
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243085 | FR_TSR_Top10_BankofAmer
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243085 | FR_TSR_Top10_Lockheed
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243085 | FR_TSR_Top10_Cisco
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243085 | FR_TSR_Top10_Qualcomm
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243085 | Europe
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243085 | North America
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000243085 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243085 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243085 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243085 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000243085 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243085 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000243085 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000243085 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243085 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000243085 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000243085 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229357 | FR_TSR_Top10_EUROFXCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	(84.00%)
C000229357 | FR_TSR_Top10_US10YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	(30.60%)
C000229357 | FR_TSR_Top10_USLONGBOND
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
C000229357 | FR_TSR_Top10_MSCIEMGMKT
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000229357 | FR_TSR_Top10_US2YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000229357 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000229357 | FR_TSR_Top10_WTICRUDE
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229357 | FR_TSR_Top10_JPNYENCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229357 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000229357 | FR_TSR_Top10_S+P500EMINI
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000229357 | FR_TSR_Top10_TBILL
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000229357 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	(49.60%)
C000229357 | AssetCurrencies
Holdings [Line Items]
Percent of Net Asset Value	(81.40%)
C000229357 | AssetEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000229357 | AssetInternational Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000229357 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000229357 | AssetUS Equities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000229357 | AssetTreasury Bill
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000229356 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229356 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000229356 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000229356 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000229356 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229356 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229356 | BBB
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000229356 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000229356 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229356 | IndustryOther
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229356 | IndustryBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229356 | IndustryFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000229356 | IndustryCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000229356 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229356 | IndustryConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000229356 | IndustryIndustrial
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000229356 | IndustryConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000015260 | FR_TSR_Top10_Visa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015260 | FR_TSR_Top10_Dentsply
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015260 | FR_TSR_Top10_Brookfield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_Compass
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_Estee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015260 | FR_TSR_Top10_CME
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | FR_TSR_Top10_Markel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | FR_TSR_Top10_Amazon
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | FR_TSR_Top10_McKesson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015260 | Cash
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015260 | Europe
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000015260 | North America
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000015260 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015260 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000015260 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000015260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183970 | Below B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183970 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183970 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000183970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000183970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000183970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183970 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183970 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000183970 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000183970 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000183970 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000183970 | B
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000183970 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000183970 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183970 | AssetGovernment Securities & Agency Issue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183970 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000183970 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183970 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000183970 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000183970 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000015261 | FR_TSR_Top10_TSMC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015261 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015261 | FR_TSR_Top10_SageGrp
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015261 | FR_TSR_Top10_AonPLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015261 | FR_TSR_Top10_Icon
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015261 | FR_TSR_Top10_AsmlHold
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015261 | FR_TSR_Top10_CocaCola
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015261 | FR_TSR_Top10_Mercedes
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015261 | FR_TSR_Top10_Ryanair
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015261 | FR_TSR_Top10_Bayer
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015261 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015261 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015261 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015261 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000015261 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015261 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015261 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015261 | Australia/New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015261 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015261 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015261 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015261 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015261 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000015261 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015261 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015261 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244515 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244515 | FR_TSR_Top10_Shopify
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244515 | FR_TSR_Top10_Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244515 | FR_TSR_Top10_Visa
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244515 | FR_TSR_Top10_Amazon
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244515 | FR_TSR_Top10_Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244515 | FR_TSR_Top10_Mastercard
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244515 | FR_TSR_Top10_Abbott
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244515 | FR_TSR_Top10_Workday
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244515 | FR_TSR_Top10_MSCI
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244515 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244515 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000244515 | North America
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000244515 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244515 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244515 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244515 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000244515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244515 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000244515 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244515 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%